Financial instruments and fair values - Narrative (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 CAD ($)	Apr. 02, 2023 JPY (¥)	Apr. 02, 2023 CAD ($)
Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	¥ (327.0)	$ (900,000)	¥ 301.2	$ 3,200,000
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities		(1,900,000)		$ (300,000)
Cash flow forecasts, term (in years)			4 years	4 years
Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	¥ (129.3)	2,700,000	¥ (1,079.9)	$ (10,900,000)
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities		$ (4,300,000)		$ (100,000)
Cash flow forecasts, term (in years)	10 years	10 years